POSTRETIREMENT BENEFITS - PENSIONS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 96	$ 93	$ 122
Notional value	152
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	96	93	122
Amortization of net gain/loss	66
Expected long-term return on assets	7.50%	7.50%	7.50%
PBO	2,284	2,386
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	2,125	2,086
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	79	79	106
Accumulated benefit obligation	2,000	2,100
Expected long-term return on assets	7.50%	7.50%	7.50%
Fair value of plan assets	2,174	2,161
PBO	2,049	2,179
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,977	1,945
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	17	14	16
Accumulated benefit obligation	198	179
Expected long-term return on assets	6.65%	7.08%	6.51%
Fair value of plan assets	166	160
PBO	235	207
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	148	141
Derivatives: Common and preferred stock sold short
Defined Benefit Plan Disclosure [Line Items]
Notional value	39
Derivatives: Common and preferred stock sold short | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO		2,000
Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	$ 2,000